Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
At June 30, 2017 and December 31, 2016, the balances in other assets, net are as follows:

	June 30, 2017	December 31, 2016
Investments in debt securities, net	$230,498	$209,337
Held for sale assets(1)	11,191	45,062
Prepaid expenses	25,418	21,883
Deferred leasing costs, net	7,327	7,710
Rent and other receivables, net	9,847	11,604
Deferred financing costs, net	8,689	—
Interest rate swap hedges (see Note 7)	2,955	—
Corporate fixed assets, net	6,001	6,247
Other	4,642	7,782
Total	$306,568	$309,625

(1)	As of June 30, 2017 and December 31, 2016 (unaudited), 74 and 391 properties, respectively, were classified as held for sale.

At December 31, 2016 and 2015, the balances in other assets, net are as follows:

	December 31, 2016	December 31, 2015
Investments in debt securities, net	$209,337	$193,045
Held for sale assets(1)	45,062	—
Prepaid expenses	21,883	21,238
Deferred leasing costs, net	7,710	9,102
Rent and other receivables, net	11,604	8,846
Corporate fixed assets, net	6,247	6,980
Amounts deposited and held by others	1,260	6,978
Other	6,522	4,096
Total	$309,625	$250,285

(1)	As of December 31, 2016, 391 properties were classified as held for sale (see Note 14).